Taxes (Tables)	6 Months Ended
Mar. 31, 2024
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate
	For the six months ended March 31,
	2024	2023
China Statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	0.2%	-
Research and development (“R&D”) tax credit	0.5%	2%
Effect of non-taxable government subsidy income	-	1.6%
Non-PRC entities not subject to PRC tax	(6.2%)	(10.5%)
Change in valuation allowance	0.3%	0.0%
Others	(19.5%)	(18.0%)
Effective tax rate	0.3%	(0.0%)

Summary of provision for income tax
	For the six months ended March 31,
	2024	2023
	(unaudited)	(unaudited)
Current income tax expenses	$47	$4,141
Deferred income tax expenses	(8,982)	-
Income tax expenses	($8,935)	$4,141

Summary of components of deferred tax liabilities and assets
	March 31,	September 30,
	2024	2023
Deferred tax assets:	(unaudited)
Net operating loss carryforwards	$1,635,711	$6,152,427
Allowance on receivables	390,765	583,463
Allowance on inventory	292	344,474
Valuation allowance on net operating loss	(2,026,768)	(7,080,364)
Total	-	-

Deferred tax liabilities:
Accelerated depreciation of equipment	$25,547	$34,153
Total	$25,547	$34,153